Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Nordic Fund	Dec. 30, 2022
Fidelity Nordic Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.09%
Past 5 years	15.71%
Past 10 years	14.55%
Fidelity Nordic Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.07%
Past 5 years	13.61%
Past 10 years	13.21%
Fidelity Nordic Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.76%
Past 5 years	12.08%
Past 10 years	11.86%
FT126
Average Annual Return:
Past 1 year	19.96%
Past 5 years	16.03%
Past 10 years	12.41%